UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

JUNE 30, 2016

(UNAUDITED)

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

 JUNE 30, 2016 (UNAUDITED)

Dear Shareholders,

It is said that the stock market climbs a wall of worry.  Indeed the 2016 markets appear to be emulating that old saw.   The first half of the year saw modest gains, and since then they have weathered the Brexit scare to rise to all-time highs in the U.S.  International stocks have lagged, losing ground in the first half but since rebounding to beginning of year values.

Overall we are satisfied with the STAAR Funds’ performance in the first half of the year.   The International and Smaller Company funds beat their indexes.  The General Bond Fund performed in line with its benchmark and the Short term Bond Fund met its primary objective.  Only the AltCat and Larger Company Funds underperformed.

Looking forward we are concerned about rising risks that accompany the rising markets.  The dynamics that are supporting U.S. stock prices are not the most solid of foundations.    Perhaps the biggest reason stocks have gained is that there are few places other than stocks where you can put your money and get income with a chance of growth.   Many stocks, funds and REITs (Real Estate Investment trusts) offer 2.5% to 6% or more yields, better than quality bonds.  And with interest rates continuing in historically low ranges, bonds have stock-market kind of risk (i.e. a couple percent rise in interest rates could cause longer term bonds to fall 20% or more in value).  This is why we have been keeping our portfolio average maturities on the low side.

Long term we believe in ownership of intrinsically valuable assets.  Companies and real property head the list.  Short term we are looking at U.S. markets that appear overvalued.  We also are concerned about a sluggish economy and slowed growth among many sectors and companies.  Add in the geo-political instabilities around the world and the worry wall is hard to ignore.  Therefore we have increased our cash equivalents in the stock funds.  If there is a correction in the coming months, we will be able to take advantage of it.

I cannot predict with certainty what the future will be.  I can assure you we are working to improve our approach to investing and to do the best we can on your behalf.

Among the most important elements of financial success is planning.  Whether you are young and starting out or you are retired, a good plan is essential.

I want you to know that we are available to you and would like to help you with your plans and strategies.  Everyone has different goals and situations.  I want to make sure that we meet your needs as best we can.

So if you would like to make sure your plans and strategies are up to date or even if you just have a question or concern, please call me at 412-367-9076.  And if you are not on our email list, please provide me with your email address.

Sincerely,

J. André Weisbrod

CEO, STAAR Financial Advisors, Inc., adviser to the STAAR Investment Trust

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

 JUNE 30, 2016 (UNAUDITED)

For a review of the overall markets and index performance, please read the Letter to Shareholders at the beginning of this report.

AltCat Fund Management Discussion of Performance

The AltCat Fund experienced a +.3% return for the first half of 2016.  This trailed the MSCI ACWI world stock capital weighted index (+1.23%). The difference was due to a higher than normal cash equivalent in the fund.  We think the risks in global stocks has increased and therefore are being more conservative.  Investors should understand that the AltCat Fund does not fit neatly into any category.  It is flexibly managed and utilizes a wider scope of categories to maximize diversity, including small companies, emerging markets and alternative investments such as precious metals, short ETFs, and others that may not be represented in the benchmark indexes.

In general, the categories that under performed included biotech, banking and some consumer, healthcare and technology positions.  The categories that outperformed included communications, energy, utilities and real estate.

Markets and sectors have continued to experience volatility and large computer trading activities have skewed behavior in many areas.  We are not day traders or short-term momentum investors.  As with all our stock funds, we are seeking to organize our portfolio so as to achieve good long term returns in line with our objectives.  We are looking ahead three to five years and are willing to look short-term stupid if we are long-term right.

Among our best performing major positions owned at the beginning of the year were Eastgroup Properties (+26.1%), Verizon (+23.3%), Exxon Mobile (+22.2%), Franklin natural Resources Fund (+21.4%), Vangaurd Energy Fund (+21.2%), Johnson & Johnson (+19.6%), iShares North Amereican Natural Resources ETF (+19.2%), American Tower (+18.3%), Southern Co. (+17.0%), One Liberty Properties (+15.0%), iShares Global Infrastructure ETF (+13.6%), Vanguard REIT ETF (+13.5%), PPL Corp (+12.8%), WisdomeTree SmallCap Dividend Fund (+11.7%), ProShares S&P 500 Dividend Aristocrats ETF (+11.3%), iShares US medical Devices ETF (+10.9%), Microchip Technology, Inc. (+10.6%), and Consumer Staples Select Sector SPDR ETF (+10.4%).  During the first half of the year we added SPDR Gold Shares ETF and at the end of the period we added some short ETFs for risk management purposes.

General Bond Fund Management Discussion of Performance

The Fund generated a +2.49% return for the first half of 2016, which came close to matching the Barclays US Gov’t/Credit 1-5 Year Total Return Index (+2.6%).  Since our average maturity is under three years, this fund is more comparable to short term bond funds and the Barclay’s Gov’t/Credit 1-3 Year Aaa Index (+1.44%).   Bond markets have been somewhat uncertain due to inconsistencies in Fed actions.  Our objective is to create a reasonable total return with less risk than most intermediate and long term bond funds.  With interest rates likely to rise in coming years, we think it prudent to keep average maturities and duration toward the short term side.

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

 JUNE 30, 2016 (UNAUDITED)

International Fund Management Discussion of Performance

International stocks have continued to experience difficulties as many countries undergo significant economic stress.   The INTF was down -2.07% for the first half of 2016, which compared favorably with the EAFE International Index, which lost -4.4%.

We continue to think many of the International markets are undervalued while the U.S. markets are a bit overvalued.  Barring a world-wide recession, we think International stocks have a larger upside then U.S. stocks.  And if the dollar retreats, International investments will benefit going forward.  We cannot predict when the trend will reverse, but it would seem likely.  The entire universe seeks equilibrium, and if all else is equal, currencies, stock markets and the economies in which they exist are subject similarly to correction of extremes.

An International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.

Our best performing major positions were Templeton Developing Mkts Fund (+10.7%), Accenture PLC (+9.5%), BLDRS Emerging Mkts 50 ETF (+8.1%), Aberdeen Int’l Equity Fund (+7.1%), Vanguard Global ex-US Real Estate ETF (+6.0%), and Diageo PLC ADR (+4.7%).

Underperformers included First Trust Dorsey Wright Int’l Focus ETF (-7.5%), Deutsche X-trackers MSCI EAFE Hedged ETF (-7.0%), Putnam Int’l Capital Opportunities Fund (-4.9%), and Calamos Int’l Growth Fund (-4.5%).

Larger Company Stock Fund Management Discussion of Performance

The LCSF gained +2.86% in the first half of 2016.   This trailed the S&P 500 (+3.84%).  Among our best performing major positions owned at the beginning of the year were Verizon (+23.3%), Exxon Mobile (+22.2%), Johnson & Johnson (+19.6%), American Tower (+18.3%), Southern Co. (+17.0%), Vanguard REIT ETF (+13.5%), PPL Corp (+12.8%), iShares US Real; Estate ETF (+12.1%), ProShares S&P 500 Dividend Aristocrats ETF (+11.3%), Mairs & Power Growth Fund (+11.0%), iShares US medical Devices ETF (+10.9%), Microchip Technology, Inc. (+10.6%), and Consumer Staples Select Sector SPDR ETF (+10.4%).

Underperforming major holdings included iShares NASDAQ Biotechnology ETF (-23.8%), Mylan (-21.0%), Huntington Bancshares (-17.9%), Wells Fargo (-11.5%), Alphabet (Google) (-8.8%), Apple (-8.1%), PureFunds ISE Cyber Security ETF (-7.8%), HCP Inc. (-4.5%), Powershares QQQ ETF (-3.3%), COSTCO (-2.2%) and Brown Advisory Growth Equity Fund (-1.6%).

Short Term Bond Fund Management Discussion of Performance

The Fund performed in line with its objectives with a .45% total return.  Our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

 JUNE 30, 2016 (UNAUDITED)

funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except that we were unable to make any interest distributions in so far this year.  Going forward we see short-term interest rates remaining in a historically low range, but with a bias to modest rising rates over the next couple years. In the interest of helping this Fund fulfill its purpose better, the Adviser has waived its management fees since mid 2014, and will continue to do so until it can generate interest distributions.

Smaller Company Stock Fund Management Discussion of Performance

The SCSF gained +2.73% in the first half of 2016 compared to +2.22% for the Russell 2000.  SmallCap stocks have kept pace with LargeCap stocks so far in 2016.

Our best performing positions were Eastgroup Properties Inc (+26.1%), Watsco (+21.6%), One Liberty Properties (+15.0%), Steve Madden (+13.1%), WidomTree SmallCap Dividend ETF (+11.7%), Inventure Foods (+10.0%), and Aberdeen US Small Cap Equity Fund (+9.6%).

Underperforming major positions included Apricus Biosciences (-59.6%), Fiesta restaurant Group (-35.1%), Zix Corp (-26.2%), United Guardian (-14.3%), iShares Micro Cap ETF (-1.6%), and Columbia Acorn Z Fund (-.2%).

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+2.44%	+0.30%	-6.68%	+2.98%	+2.42%	+2.69%	+4.06%	+4.29%
MSCI ACWI NR USD Index	+0.99%	+1.23%	-3.73%	+6.03%	+5.38%	+4.26%	N/A	N/A
S&P 500 Index	+2.46%	+3.84%	+3.99%	+11.66%	+12.10%	+7.42%	+6.84%	+7.92%
Morningstar World Stock Funds Index	+0.78%	+0.40%	-4.17%	+5.63%	+5.33%	+4.33%	+5.25%	+5.81%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR General Bond Fund (SITGX)-- A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	+1.23%	+2.49%	+0.57%	+0.15%	+0.62%	+1.83%	+3.18%	+3.13%
Barcap Intermed Gov/Cred Index	+1.59%	+4.07%	+4.33%	+2.95%	+2.95%	+4.48%	+5.08%	+5.10%
Morningstar Intermed-Term Bd Fd Avg	+2.35%	+4.92%	+4.63%	+3.59%	+3.64%	+4.79%	+4.90%	+4.93%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	-0.94%	-2.07%	-12.01%	-2.68%	-3.53%	-0.38%	+2.13%	+2.95%
EAFE Index	-1.46%	-4.42%	-10.16%	+2.06%	+1.68%	+1.58%	+4.13%	+3.99%
Morningstar Foreign Large Blend Fds Avg	-1.08%	-3.03%	-9.94%	+1.68%	+1.10%	+1.51%	+3.00%	+3.46%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	+1.91%	+2.86%	+1.00%	+5.91%	+6.17%	+3.14%	+3.85%	+4.62%
S&P 500 Index	+2.46%	+3.84%	+3.99%	+11.66%	+12.10%	+7.42%	+6.84%	+7.92%
Morningstar Large Blend Fds Avg	+1.76%	+2.16%	-0.02%	+9.43%	+10.10%	+6.41%	+5.63%	+6.54%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	+0.22%	+0.45%	+0.00%	+0.04%	+0.26%	+1.10%	+2.99%	+3.04%
Barcap 1-3 Year US Govt Index	+0.67%	+1.65%	+1.59%	+1.22%	+1.10%	+2.80%	+3.79%	+3.91%
Morningstar Short-Term Bd Fd Avg	+1.03%	+2.04%	+1.49%	+1.42%	+1.54%	+2.97%	+3.35%	+3.46%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 06/30/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+3.17%	+2.73%	-6.55%	+3.47%	+4.69%	+2.91%	+6.01%	+6.07%
Russell 2000 Index	+3.79%	+2.22%	-6.73%	+7.09%	+8.35%	+6.20%	+7.45%	+7.73%
Morningstar Small Blend Fds Avg	+2.43%	+2.98%	-5.78%	+6.37%	+7.62%	+5.87%	+8.31%	+8.71%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 17.57%

Aircraft - 0.23%
50	Boeing Co.	$ 6,494

Beverages - 1.23%
300	Diageo Plc. ADR	33,864

Electric Services - 2.26%
800	PPL Corp.	30,200
600	Southern Co.	32,178
		62,378
Electronic Computers - 0.69%
200	Apple, Inc.	19,120

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.67%
750	V.F. Corp.	46,117

Miscellaneous Food Preparation - 1.24%
4,400	Inventure Foods, Inc. *	34,364

National Commercial Banks - 0.32%
1,000	Huntington Bancshares, Inc.	8,940

Perfumes, Cosmetics & Other Toilet Preparations - 0.52%
900	United Guardian, Inc.	14,463

Petroleum Refining - 0.85%
250	Exxon Mobil Corp.	23,435

Pharmaceutical Preparations - 3.45%
25,200	Apricus Biosciences, Inc. *	10,067
400	Bristol Myers Squibb Co.	29,420
200	Johnson & Johnson	24,260
400	Mylan, Inc. *	17,296
300	Zoetis, Inc.	14,238
		95,281
Retail-Eating Places - 0.47%
600	Fiesta Retaurant Group, Inc. *	13,086

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

Retail-Variety Stores - 0.85%
150	Costco Wholesale Corp.	$ 23,556

Services-Business Services, NEC - 0.62%
150	Accenture Plc. Class A	16,994

Services-Computer Processing & Data Preparation - 0.68%
5,000	Zix Corp. *	18,750

Services-Computer Programming - 0.50%
20	Alphabet, Inc. *	13,842

Services-Equipment Rental & Leasing, NEC - 0.19%
200	Air Lease Corp.	5,356

State Commercial Banks - 0.72%
300	Northern Trust Corp.	19,878

Telephone Communications - 1.08%
1,000	Fusion Telecommunications Intl., Inc. *	1,840
500	Verizon Communications, Inc.	27,920
		29,760

TOTAL FOR COMMON STOCKS (Cost $406,609) - 17.57%		485,678

EXCHANGE TRADED FUNDS - 34.33%
300	Builders Emerging Markets 50 ADR Index Fund	9,381
100	Consumer Discretionary SPDR ETF	7,806
1,050	Consumer Staples Select Sector SPDR Fund	57,908
1,000	DB X-trackers MSCI EAFE Hedged Equity ETF	24,990
1,500	First Trust Dorsey Wright International Focus 5 ETF *	24,894
350	iShares Global Healthcare ETF	35,346
600	iShares Global Technology ETF	58,398
550	iShares MicroCap ETF	38,896
250	iShares MSCI EAFE Index Fund	13,955
75	iShares NASDAQ Biotechnology ETF	19,301
300	iShares North American Natural Resources ETF	9,966
150	iShares Russell 2000 ETF	17,247
1,100	iShares Russell MidCap Growth Index Fund	102,938

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
600	iShares S&P 600 SmallCap Growth ETF	$ 77,046
200	iShares S&P Global Infrastructure ETF	8,092
200	iShares U.S. Healthcare ETF	29,662
400	iShares U.S. Medical Devices ETF	54,220
500	iShares U.S. Technology ETF	52,640
900	Powershares Global Water Portfolio	19,449
100	PowerShares QQQ ETF	10,754
200	ProShares Short MSCI EAFE *	6,720
200	ProShares Short MSCI Emerging Markets *	5,258
100	ProShares Short Russell 2000 ETF *	5,900
200	ProShares Short S&P 500 *	7,931
1,000	ProShares S&P 500 Dividend Aristocrats	54,410
500	PureFunds ISE Cyber Security ETF	11,945
50	SPDR Gold Shares *	6,323
600	Vanguard REIT Index	53,202
200	WisdomTree India Earnings Fund	4,038
600	WisdomTree International SmallCap Dividend Fund	33,666
400	WisdomTree MidCap Earnings Fund	36,520
700	WisdomTree SmallCap Dividend ETF	50,162
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $724,354) - 34.33%		948,964

OPEN END MUTUAL FUNDS - 31.67%
1,195	American Smallcap World Fund Class F-1 *	51,375
5,350	Franklin Global Mutual Discovery Fund Class A *	154,674
3,867	Franklin Natural Resources Fund Class A *	95,974
10,704	Live Oak Health Sciences Fund *	212,788
2,667	Matthews Asian Growth & Income Fund	45,374
1,761	Vanguard Energy Fund *	87,627
1,102	Vanguard Health Care Fund	227,680
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $526,745) - 31.67%		875,492

REAL ESTATE INVESTMENT TRUSTS - 4.55%
350	American Tower Corp.	39,764
100	Boston Properties, Inc.	13,190
560	Eastgroup Properties Inc.	38,595
900	HCP, Inc.	31,842
100	One Liberties Properties, Inc.	2,385
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,838) - 4.55%		125,776

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 11.84%
327,415	Federated Prime Obligations Fund-Institutional Class 0.34% ** (cost $327,415)	$ 327,415

TOTAL INVESTMENTS (Cost $2,084,961) - 99.96%		2,763,325

OTHER ASSETS LESS LIABILITIES - 0.04%		996

NET ASSETS - 100.00%		$ 2,764,321

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 82.95%

Automobile Manufacturing - 1.72%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/18	$ 25,192

Banking - Global - 1.38%
20,000	CorpBanca 3.125%, 1/15/18	20,296

Chemicals Domestic - 1.70%
25,000	Dow Chemical Co. Sr 1.90%, 3/15/18	25,007

Commerce-Banks Central US - 14.70%
64,000	Bank of Oklahoma 5.75%, 5/15/17	63,865
50,000	GE Capital Retail Bank CD 1.75%, 4/5/17	50,306
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	50,472
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,913
		215,556
Commerce-Banks Eastern US - 15.13%
25,000	Cit Bank CD 1.65%, 12/5/19	25,024
50,000	Discover Bank CD 1.45%, 3/1/17	50,281
40,000	Discover Bank CD 1.75%, 4/4/17	40,340
35,000	Goldman Sachs Bank CD 1.6%, 3/11/19	35,443
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,331
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	20,461
		221,880
Commercial Service-Finance - 5.14%
25,000	Air Lease Corp. 2.125%, 1/15/18	24,875
50,000	GATX Corp. 2.50%, 7/30/19	50,509
		75,384
Diversified Banking Institution - 8.48%
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	24,600
50,000	Royal Bank of Canada 2.00%, 1/29/21	50,451
50,000	Royal Bank of Canada 2.25%, 3/19/21	49,281
		124,332
Electric Services - 1.37%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,085

Federal & Federally-Sponsored Credit Agencies - 1.70%
25,000	Federal Home Loan Mortgage Corp. 1.75%, 6/30/21	25,020

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares/Principal		Value

Finance-Auto Loans - 5.11%
25,000	Ford Motor Credit Co. 1.684%, 9/8/17	$ 25,055
25,000	Ford Motor Credit Co. 2.90%, 3/20/19	24,697
25,000	Ford Motor Credit Co. 3.50%, 3/20/21	25,132
		74,884
Food & Beverage - 3.09%
25,000	Beam, Inc. 1.75%, 6/15/18	25,174
20,000	Conagra Foods, Inc. 1.90%, 1/25/18	20,158
		45,332
Gold & Silver Ores - 1.71%
25,000	Goldcorp, Inc., New 2.125%, 3/15/18	25,037

Integrated Oils - 3.82%
25,000	ConcocoPhillips Co. 2.875%, 11/15/21	25,439
30,000	Petrobras International Fin 5.875%, 3/1/18	30,600
		56,039
Oil & Gas Field Machinery & Equipment - 2.42%
35,000	Transocean, Inc. 6.00%, 3/15/2018	35,525

Media Diversified - 5.14%
75,000	Viacom, Inc. 2.20%, 4/1/19	75,334

Medical-HMO - 1.71%
25,000	Catholic Health 1.60%, 11/1/17	25,102

Metal Mining - 1.36%
20,000	Teck Resources, Ltd. 2.50%, 2/1/18	19,950

Services-High School - 3.47%
50,000	Jefferson High School 2.00%, 8/01/18	50,887

Telephone-Integrated - 2.10%
30,000	Centurylink, Inc. 6.00%, 4/1/17	30,750

Water, Sewer, Pipeline - 1.70%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	24,989

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,207,328) - 82.95%		1,216,581

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED FUNDS - 10.54%
820	iShares Lehman TIPS Bond	$ 95,669
1,000	Spdr Barclays Short Term Teasury	30,660
300	Vanguard Mortgage-Backed Securities	16,155
150	Vanguard Short-Term Corp. Bond Index Fund	12,126
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $142,538) - 10.54%		154,610

REVENUE BOND - 0.99%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	14,559
TOTAL FOR REVENUE BOND (Cost $50,015) - 0.99%		14,559

MONEY MARKET FUND - 4.84%
70,921	Federated Prime Obligations Fund - Institutional Class 0.34% ** (Cost $70,921)	70,921

TOTAL INVESTMENTS (Cost $1,470,802) - 99.32%		1,456,671

OTHER ASSETS LESS LIABILITIES - 0.68%		9,932

NET ASSETS - 100.00%		$ 1,466,603

**Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCK - 2.21%

Beverages - 1.21%
200	Diageo Plc. ADR	$ 22,576

Crude Petroleum & Natural Gas - 0.20%
2,000	Pengrowth Energy Corp. *	3,680

Petroleum Refining - 0.19%
200	Statoil ASA ADR	3,462

Services - Business Services - 0.61%
100	Accenture Plc Class A	11,329

TOTAL FOR COMMON STOCK (Cost $38,214) - 2.21%		41,047

EXCHANGE TRADED FUNDS - 33.76%
800	Builders Emerging Markets 50 ADR Index Fund	25,016
4,100	DB X-Trackers MSCI EAFE Hedged Equity Fund	102,459
5,500	First Trust Dorsey Wright International Focus 5 ETF *	91,277
200	First Trust-ISE China Index	5,430
400	iShares MSCI Australia ETF	7,780
400	iShares MSCI EAFE ETF	22,328
700	iShares MSCI Switzerland Capped ETF	20,755
500	ProShares Short MSCI EAFE *	16,800
500	ProShares Short MSCI Emerging Markets *	13,145
700	Vanguard Global Ex-U.S Real Estate ETF	37,842
1,000	WisdomTree India Earnings Fund	20,190
1,000	WisdomTree International High Dividend ETF	36,430
1,800	WisdomTree International Dividend Ex-Financial Fund	68,076
2,850	WisdomTree International Small Cap Dividend Fund	159,914
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $643,700) - 33.76%		627,442

OPEN END MUTUAL FUNDS - 58.80%
4,550	American Europacific Growth Fund Class-F-1 *	199,756
2,881	Calamos International Growth Class A *	46,841
4,014	Harbor International Fund Institutional Class *	235,796
3,980	Putnam International Capital Opportunities Fund Class A *	129,150
6,819	Sextant International Fund *	96,826

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

OPEN END MUTUAL FUNDS - (Continued)
6,076	Templeton Developing Markets Trust Class A *	$ 91,383
17,508	T Rowe Price International Growth & Income Funds *	221,653
5,549	The Aberdeen International Equity Fund Institutional Service Class *	71,135
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $782,836) - 58.80%		1,092,540

MONEY MARKET FUND - 5.34%
99,170	Federated Prime Obligations Fund - Institutional Class 0.34% ** (cost $99,170)	99,170

TOTAL INVESTMENTS (Cost $1,563,920) - 100.11%		1,860,199

LIABILITIES LESS OTHER ASSETS - (0.11)%		(1,996)

NET ASSETS - 100.00%		$ 1,858,203

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCK - 13.44%

Aircraft - 0.23%
50	The Boeing Co.	$ 6,493

Beverages - 0.94%
250	Pepsico, Inc.	26,485

Converted Paper & Paperboard Products - 1.03%
210	Kimberly Clark Corp.	28,871

Electric Services - 2.22%
800	PPL Corp.	30,200
600	Southern Co.	32,178
		62,378
Electronic Computers - 0.34%
100	Apple, Inc.	9,560

Heavy Construction Other Than Blgs Const - Contractors - 0.18%
100	Jacobs Engineering Group, Inc. *	4,981

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.53%
700	V.F. Corp.	43,043

National Commercial Banks - 1.00%
500	Huntington Bancshares, Inc.	4,470
500	Wells Fargo & Co.	23,665
		28,135
Petroleum Refining - 0.34%
100	Exxon Mobil Corp.	9,374

Pharmaceutical Preparations - 1.77%
150	Johnson & Johnson	18,195
400	Mylan, Inc. *	17,296
300	Zoetis, Inc.	14,238
		49,729
Retail-Variety Stores - 1.12%
200	Costco Wholesale Corp.	31,408

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - 1.45%
800	Microchip Technology, Inc.	$ 40,608

Services-Computer Programming, Data Processing, ETC. - 0.49%
20	Alphabet, Inc. Class C *	13,842

Telephone Communications - 0.80%
400	Verizon Communications, Inc.	22,336

TOTAL FOR COMMON STOCK (Cost $265,385) - 13.44%		377,243

EXCHANGE TRADED FUNDS - 25.04%
200	Consumer Discretionary SPDR	15,612
1,800	Consumer Staples Select Sector SPDR	99,270
1,400	First Trust ISE Cloud Computing Index	41,972
300	iShares Core S&P 500 ETF	63,150
50	iShares Nasdaq Biotechnology	12,867
1,900	iShares Russell Mid Cap Growth Index	177,802
250	iShares U.S. Healthcare ETF	37,077
400	iShares U.S. Medical Devices ETF	54,220
200	iShares U.S. Real Estate ETF	16,478
300	iShares U.S. Tech ETF	31,584
400	Powershares DWA Momentum ETF	16,840
150	Powershares QQQ ETF	16,131
400	ProShares Short S&P 500 *	15,862
300	ProShares S&P 500 Dividend Aristocrats	16,323
500	PureFunds ISE Cyber Security ETF	11,945
100	Vanguard Consumer Discretionary	12,198
200	Vanguard Dividend Appreciation ETF	16,648
450	Vanguard REIT Index	39,902
100	WisdomTree Total Earnings	7,104
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $526,515) - 25.04%		702,985

OPEN-END MUTUAL FUNDS - 52.05%
6,515	AF Fundamental Investors Fund Class F-1	338,368
9,384	AMG Yacktman Service *	208,696
12,557	Brown Advisory Growth Equity Fund *	239,341
6,628	Franklin Rising Dividends Fund Class A	343,733
2,877	Mairs & Power Growth Fund	331,312
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $715,788) - 52.05%		1,461,450

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 3.19%
400	American Tower Corp.	$ 45,444
200	Boston Properties, Inc.	26,380
500	HCP, Inc.	17,690
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $65,967) - 3.19%		89,514

MONEY MARKET FUND - 6.25%
175,581	Federated Prime Obligations Fund - Institutional Class 0.34% ** (Cost $175,581)	175,581

TOTAL INVESTMENTS (Cost $1,749,236) - 99.97%		2,806,773

OTHER ASSETS LESS LIABILITIES - 0.03%		899

NET ASSETS - 100.00%		$ 2,807,672

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 47.37%

Aerospace & Defense - 4.60%
65,000	L-3 Communications Corp. 1.5%, 5/28/17	$ 65,057

Banking - 5.67%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	30,106
50,000	Sallie Mae/ Salt Lake CD 1.20% 11/7/16	50,119
		80,225
Banks - Domestic MTN - 1.77%
25,000	Credit Suisse NY MTN 1.375%, 5/26/17	25,020

Commerce-Banks Eastern US - 1.80%
25,000	Discover Bank CD 2.05%, 10/9/18	25,520

Commerce-US Banks Domestic - 12.33%
20,000	GE Capital Bank CD 1.15%, 5/23/17	20,074
50,000	GE Capital Retail Bank CD 1.05%, 2/28/17	50,180
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	25,062
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	49,184
30,000	Synchrony Bank CD 1.10%, 6/13/17	30,106
		174,606
Commercial Services-Finance - 3.87%
30,000	Air Lease Corp. 2.125%, 1/15/18	29,850
25,000	GATX Corp. SR NT 1.25%, 3/4/17	24,966
		54,816
Communication Services, Nec - 2.83%
40,000	AT&T, Inc. 1.40%, 12/01/17	40,064

Diversified Banking Institution - 2.83%
40,000	Ally Bank CD 1.10%, 8/22/16	40,033

Home Improvement - 1.77%
25,000	Whirlpool Corp. SR GLBL 1.35%, 03/01/17	25,042

Oil & Gas Field Services, NEC - 2.10%
30,000	FMC Technologies, Inc. 2.00%, 10/01/17	29,793

Services-Health Services - 1.77%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	24,994

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares/Principal		Value

Services-High School - 3.55%
50,000	Jefferson Union High School 1.45%, 8/1/17	$ 50,282

Short Term Corporate - 2.48%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	35,060

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $669,098) - 47.37%		670,512

EXCHANGE TRADED FUNDS - 3.43%
600	Vanguard Short-Term Corporate Bond Index Fund	48,504
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $47,899) - 3.43%		48,504

MONEY MARKET FUND - 49.00%
693,729	Federated Prime Obligations Fund - Institutional Shares 0.34% * (Cost $693,729)	693,729

TOTAL INVESTMENTS (Cost $1,140,726) - 99.80%		1,412,745

OTHER ASSETS LESS LIABILITIES - 0.20%		2,894

NET ASSETS - 100.00%		$ 1,415,639

* Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCK - 3.96%

Footwear (No Rubber) - 0.23%
200	Steve Madden Ltd. *	$ 6,836

Miscellaneous Food Preparation - 1.16%
4,500	Inventure Foods, Inc. *	35,145

Perfumes, Cosmetics & Other Toilet Preparations - 0.32%
600	United Guardian, Inc.	9,642

Pharmaceutical Preparations - 0.40%
30,000	Apricus Biosciences, Inc. *	11,985

Retail-Eating Places - 0.36%
500	Fiesta Retaurant Group, Inc. *	10,905

Services-Computer Integrated Systems Design - 0.12%
300	Quality Systems, Inc. *	3,573

Services-Computer Processing & Data Preparation - 0.49%
4,000	Zix Corp. *	15,000

Telephone Communications - 0.18%
3,000	Fusion Telecommunications Intl., Inc. *	5,520

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.70%
150	Watsco, Inc.	21,103

TOTAL FOR COMMON STOCK (Cost $151,414) - 3.96%		119,709

EXCHANGE TRADED FUNDS - 48.53%
300	Guggenheim S&P SmallCap 600 Pure Growth ETF	24,624
350	iShares Core S&P Small Cap ETF	40,674
2,575	iShares MicroCap ETF	182,104
200	iShares Russell 2000 ETF	22,996
1,000	iShares Russell 2000 Value ETF	97,290
4,500	iShares S&P SmallCap 600 Growth ETF	577,845
1,100	PowerShares Global Water Portfolio	23,771

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
300	ProShares Short Russell 2000 ETF *	$ 17,700
400	Vanguard Small Cap ETF	46,272
300	WisdomTree Midcap Earnings	27,390
5,000	WisdomTree Small Cap Dividend	358,300
650	WisdomTree Small Cap Earnings ETF	51,350
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,055,873) - 48.53%		1,470,316

OPEN END MUTUAL FUNDS - 40.93%
12,136	Aberdeen Smallcap Fund Class A *	356,309
13,655	Columbia Acorn Fund Class Z	236,371
3,982	Franklin Microcap Value Fund Class A *	121,505
2,490	Hancock Horizon Burkenroad Smallcap Class D *	139,766
3,970	Touchstone Smallcap Core Fund Class Y *	67,093
52,987	Wasatch Smallcap Value Fund *	318,981
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $985,238) - 40.93%		1,240,025

REAL ESTATE INVESTMENT TRUSTS - 1.76%
600	EastGroup Properties, Inc.	41,352
500	One Liberties Properties, Inc.	11,925
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $36,260) - 1.76%		53,277

MONEY MARKET FUND - 4.82%
146,139	Federated Prime Obligations Fund - Institutional Class 0.34%** (Cost $146,139)	146,139

TOTAL INVESTMENTS (Cost $2,374,924) - 100.00%		3,029,466

LIABILITIES LESS OTHER ASSETS - 0.00% ***		(6)

NET ASSETS - 100.00%		$ 3,029,460

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

*** Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2016 (UNAUDITED)

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,084,961; $1,470,802; $1,563,920; $1,749,236; $1,410,726; $2,374,924, respectively)	$2,763,325	$1,456,671	$1,860,199	$2,806,773	$1,412,745	$3,029,466
Receivables:
Dividends and Interest	1,154	8,613	146	1,018	2,510	262
Prepaid Expenses	5,094	2,515	3,082	4,798	1,196	5,064
Total Assets	2,769,573	1,467,799	1,863,427	2,812,589	1,416,451	3,034,792
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	599	97	407	612	-	657
Accrued Administrative Fees	75	39	51	77	39	82
Accrued Trustee Fees	12	22	14	6	2	2
Accrued Distribution Fees	7	70	-	73	12	14
Shareholder Redemptions	2,500	-	2,500	2,500	-	2,500
Other Accrued Expenses	2,059	956	2,252	1,649	759	2,077
Dividends Payable	-	12	-	-	-	-
Total Liabilities	5,252	1,196	5,224	4,917	812	5,332
Net Assets	$2,764,321	$1,466,603	$1,858,203	$2,807,672	$1,415,639	$3,029,460

Net Assets Consist of:
Paid In Capital	$2,082,594	$1,621,529	$1,658,824	$1,754,907	$1,425,656	$2,442,485
Accumulated Undistributed Net Investment Loss on Investments	(16,672)	(165)	(11,529)	(15,610)	(1,129)	(24,211)
Accumulated Undistributed Realized Gain (Loss) on Investments	20,035	(140,630)	(85,371)	10,838	(10,907)	(43,356)
Unrealized Appreciation (Depreciation) in Value of Investments	678,364	(14,131)	296,279	1,057,537	2,019	654,542
Net Assets (for 206,042; 149,421; 196,726; 195,100; 158,226; 251,741, shares outstanding, respectively)	$2,764,321	$1,466,603	$1,858,203	$2,807,672	$1,415,639	$3,029,460
Net Asset Value and Offering Price Per Share	$ 13.42	$ 9.82	$ 9.45	$ 14.39	$ 8.95	$ 12.03

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended June 30, 2016 (UNAUDITED)

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $0, $0, $13, $0, $0, $0 respectively)	$16,835	$ 374	$ 11,156	$ 18,329	$ 207	$11,422
Interest	540	15,735	205	288	5,693	292
Total Investment Income	17,375	16,109	11,361	18,617	5,900	11,714

Expenses:
Advisory Fees (Note 3)	11,786	1,855	7,957	11,997	1,140	12,727
Distribution Fees (Note 3)	90	300	31	245	27	71
Transfer Agent and Fund Accounting Fees	6,552	3,185	4,350	6,488	1,870	6,916
Administrative Fees	1,473	742	995	1,500	456	1,591
Audit and Tax Service Fees	4,550	2,184	3,076	4,568	1,288	4,850
Legal Fees	1,920	1,042	1,256	2,020	518	2,002
Custody Fees	2,154	1,374	1,456	1,747	1,269	1,738
Printing Fees	364	182	264	409	132	455
Insurance Fees	2,029	1,006	1,411	2,056	555	2,197
Director's Fees	1,067	537	719	1,142	284	1,132
Registration Fees	970	492	665	981	294	1,047
Other	1,092	546	710	1,074	336	1,199
Total Expenses	34,047	13,445	22,890	34,227	8,169	35,925
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(1,140)	-
Net Expenses	34,047	13,445	22,890	34,227	7,029	35,925

Net Investment Income (Loss)	(16,672)	2,664	(11,529)	(15,610)	(1,129)	(24,211)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(5,069)	67	(49,819)	11,167	(80)	(67,870)
Capital Gain Distributions from Investment Companies	6,328	-	-	3,546	-	29,785
Net Change in Unrealized Appreciation on Investments	19,587	32,445	16,693	83,111	5,122	144,805
Net Realized and Unrealized Gain (Loss) on Investments	20,846	32,512	(33,126)	97,824	5,042	106,720

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,174	$ 35,176	$(44,655)	$ 82,214	$3,913	$82,509

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,672)	$ (15,410)
Net Realized Gain on Investments	1,259	30,929
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,587	(177,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,174	(161,804)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(30,235)
Net Change in Net Assets from Distributions	-	(30,235)

Capital Share Transactions:
Proceeds from Sale of Shares	33,964	265,045
Shares Issued on Reinvestment of Dividends	-	29,888
Cost of Shares Redeemed	(435,325)	(315,933)
Net Decrease from Shareholder Activity	(401,361)	(21,000)

Net Assets:
Net Decrease in Net Assets	(397,187)	(213,039)
Beginning of Period	3,161,508	3,374,547
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(16,672) and $(15,410), respectively)	$ 2,764,321	$ 3,161,508

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,664	$ 12,586
Net Realized Gain on Investments	67	2,583
Net Change in Unrealized Appreciation (Depreciation) on Investments	32,445	(49,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,176	(34,703)

Distributions to Shareholders from:
Net Investment Income	(2,829)	(12,657)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(2,829)	(12,657)

Capital Share Transactions:
Proceeds from Sale of Shares	83,833	342,969
Shares Issued on Reinvestment of Dividends	2,805	12,563
Cost of Shares Redeemed	(170,802)	(455,971)
Net Decrease from Shareholder Activity	(84,164)	(100,439)

Net Assets:
Net Decrease in Net Assets	(51,817)	(147,799)
Beginning of Period	1,518,420	1,666,219
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(165) and $(71), respectively)	$ 1,466,603	$ 1,518,420

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (11,529)	$ (5,909)
Net Realized Loss on Investments	(49,819)	(39,862)
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,693	(126,017)
Net Decrease in Net Assets Resulting from Operations	(44,655)	(171,788)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	30,123	82,511
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(247,819)	(168,179)
Net Decrease from Shareholder Activity	(217,696)	(85,668)

Net Assets:
Net Decrease in Net Assets	(262,351)	(257,456)
Beginning of Period	2,120,554	2,378,010
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(11,529) and $(5,909), respectively)	$ 1,858,203	$ 2,120,554

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (15,610)	$ (25,887)
Net Realized Gain on Investments	14,713	138,718
Net Change in Unrealized Appreciation (Depreciation) on Investments	83,111	(240,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	82,214	(127,709)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(140,346)
Net Change in Net Assets from Distributions	-	(140,346)

Capital Share Transactions:
Proceeds from Sale of Shares	20,657	240,818
Shares Issued on Reinvestment of Dividends	-	139,614
Cost of Shares Redeemed	(453,151)	(388,373)
Net Decrease from Shareholder Activity	(432,494)	(7,941)

Net Assets:
Net Decrease in Net Assets	(350,280)	(275,996)
Beginning of Period	3,157,952	3,433,948
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(15,610) and $(25,887), respectively)	$ 2,807,672	$ 3,157,952

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,129)	$ (290)
Net Realized Gain (Loss) on Investments	(80)	2
Net Change in Unrealized Appreciation on Investments	5,122	1,430
Net Increase in Net Assets Resulting from Operations	3,913	1,142

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	881,290	165,539
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(311,603)	(620,772)
Net Increase (Decrease) from Shareholder Activity	569,687	(455,233)

Net Assets:
Net Increase (Decrease) in Net Assets	573,600	(454,091)
Beginning of Period	842,039	1,296,130
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(1,129) and $(290), respectively)	$ 1,415,639	$ 842,039

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (24,211)	$ (33,372)
Net Realized Gain (Loss) on Investments	(38,085)	353,996
Net Change in Unrealized Appreciation (Depreciation) on Investments	144,805	(557,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	82,509	(236,609)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(353,276)
Net Change in Net Assets from Distributions	-	(353,276)

Capital Share Transactions:
Proceeds from Sale of Shares	45,352	351,033
Shares Issued on Reinvestment of Dividends	-	351,636
Cost of Shares Redeemed	(509,587)	(445,754)
Net Increase (Decrease) from Shareholder Activity	(464,235)	256,915

Net Assets:
Net Decrease in Net Assets	(381,726)	(332,970)
Beginning of Period	3,411,186	3,744,156
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(24,211) and $(33,372), respectively)	$ 3,029,460	$ 3,411,186

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96	$ 12.92

Income From Investment Operations: ***
Net Investment Loss *	(0.07)	(0.07)	(0.05)	(0.06)	(0.06)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.11	(0.67)	0.39	2.65	1.16	(0.87)
Total from Investment Operations	0.04	(0.74)	0.34	2.59	1.10	(0.96)

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(0.13)	(1.06)	(0.62)	(0.06)	-
Total from Distributions	-	(0.13)	(1.06)	(0.62)	(0.06)	-

Net Asset Value, at End of Period	$ 13.42	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96

Total Return **	0.30% (b)	(5.20)%	2.25%	20.01%	9.18%	(7.43)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,764	$ 3,162	$ 3,375	$ 3,499	$ 2,816	$ 2,790
Ratio of Expenses to Average Net Assets	2.32% (a)	2.09%	1.97%	1.96%	2.16%	2.23%
Ratio of Net Investment Loss to Average Net Assets	(1.14)% (a)	(0.46)%	(0.35)%	(0.42)%	(0.46)%	(0.72)%
Portfolio Turnover	14.68% (b)	29.65%	25.18%	21.90%	10.84%	36.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85	$ 9.97

Income From Investment Operations: ***
Net Investment Income *	0.02	0.07	0.08	0.14	0.14	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	0.22	(0.27)	(0.09)	(0.21)	0.32	(0.12)
Total from Investment Operations	0.24	(0.20)	(0.01)	(0.07)	0.46	0.03

Distributions:
From Net Investment Income	(0.02)	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	(0.02)	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)

Net Asset Value, at End of Period	$ 9.82	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85

Total Return **	2.49% (b)	(2.02)%	(0.08)%	(0.68)%	4.68%	0.32%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,467	$ 1,518	$ 1,666	$ 2,071	$ 2,377	$ 2,435
Ratio of Expenses to Average Net Assets	2.14% (a)	1.57%	1.53%	1.46%	1.61%	1.71%
Ratio of Net Investment Income to Average Net Assets	0.42% (a)	0.72%	0.83%	1.37%	1.37%	1.50%
Portfolio Turnover	7.17% (b)	17.30%	12.92%	5.07%	22.53%	88.18%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49	$ 12.59

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.05)	(0.03)	0.06	(0.02)	(0.03)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)	(0.77)	(1.06)	0.98	1.29	(1.90)
Total from Investment Operations	(0.20)	(0.80)	(1.00)	0.96	1.26	(1.96)

Distributions:
From Net Investment Income	-	-	(0.06)	-	-	-
From Net Realized Gain	-	-	(0.91)	(0.08)	(0.21)	(0.14)
Total from Distributions	-	-	(0.97)	(0.08)	(0.21)	(0.14)

Net Asset Value, at End of Period	$ 9.45	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49

Total Return **	(2.07)% (b)	(7.57)%	(8.10)%	8.31%	11.98%	(15.55)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,858	$ 2,121	$ 2,378	$ 2,985	$ 2,664	$ 2,509
Ratio of Expenses to Average Net Assets	2.31% (a)	2.14%	1.99%	1.98%	2.17%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.16)% (a)	(0.25)%	0.48%	(0.18)%	(0.31)%	(0.53)%
Portfolio Turnover	8.43% (b)	17.45%	17.58%	14.37%	12.86%	47.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43	$ 11.91

Income From Investment Operations: ***
Net Investment Loss *	(0.07)	(0.11)	(0.10)	(0.10)	(0.08)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.47	(0.48)	1.06	3.35	1.32	(0.36)
Total from Investment Operations	0.40	(0.59)	0.96	3.25	1.24	(0.48)

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(0.65)	(1.65)	-	-	-
Total from Distributions	-	(0.65)	(1.65)	-	-	-

Net Asset Value, at End of Period	$ 14.39	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43

Total Return **	5.50% (b)	(3.87)%	6.03%	25.65%	10.85%	(4.03)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,808	$ 3,158	$ 3,434	$ 3,694	$ 2,969	$ 2,991
Ratio of Expenses to Average Net Assets	2.29% (a)	2.07%	1.99%	1.94%	2.14%	2.22%
Ratio of Net Investment Loss to Average Net Assets	(1.04)% (a)	(0.77)%	(0.61)%	(0.72)%	(0.66)%	(1.01)%
Portfolio Turnover	5.23% (b)	30.02%	21.72%	15.81%	5.55%	32.42%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86	$ 9.02

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.01)	(0.00) (a)	(0.01)	0.06	0.06	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.05	0.00 (a)	(0.06)	(0.04)	0.16	(0.14)
Total from Investment Operations	0.04	0.00	(0.07)	0.02	0.22	(0.08)

Distributions:
From Net Investment Income	-	-	-	(0.06)	(0.06)	(0.06)
Return of Capital	-	-	-	-	-	(0.02)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	-	-	-	(0.06)	(0.06)	(0.08)

Net Asset Value, at End of Period	$ 8.95	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86

Total Return **	0.45% (c)	0.00%	(0.78)%	0.23%	2.48%	(0.85)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,416	$ 842	$ 1,296	$ 1,287	$ 1,280	$ 1,457
Ratio of Expenses to Average Net Assets	1.54% (b)	1.47%	1.48%	1.52%	1.55%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)% (b)	(0.03)%	(0.11)%	0.69%	0.64%	0.69%
Portfolio Turnover	5.15% (c)	0.00%	3.31%	48.25%	16.74%	99.92%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.25)%	(0.06)%	-	(0.04)%	(0.12)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends,  and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

(b) Annualized.

(c) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35	$ 11.26

Income From Investment Operations: ***
Net Investment Loss *	(0.09)	(0.13)	(0.17)	(0.16)	(0.11)	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.41	(0.82)	0.01	3.91	1.43	(0.74)
Total from Investment Operations	0.32	(0.95)	(0.16)	3.75	1.32	(0.91)

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(1.35)	(0.92)	(0.33)	-	-
Total from Distributions	-	(1.35)	(0.92)	(0.33)	-	-

Net Asset Value, at End of Period	$ 12.03	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35

Total Return **	2.73% (b)	(6.76)%	(1.09)%	32.14%	12.75%	(8.08)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,029	$ 3,411	$ 3,744	$ 4,403	$ 3,254	$ 3,046
Ratio of Expenses to Average Net Assets	2.27% (a)	2.09%	1.98%	1.94%	2.13%	2.20%
Ratio of Net Investment Loss to Average Net Assets	(1.53)% (a)	(0.94)%	(1.15)%	(1.21)%	(0.95)%	(1.53)%
Portfolio Turnover	2.92% (b)	39.36%	12.38%	10.62%	14.95%	36.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Accounting Principles Generally Accepted in the United States (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended June 30, 2016.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 485,678	-	-	$ 485,678
Exchange Traded Funds	948,964	-	-	948,964
Open-End Funds	875,492	-	-	875,492
Real Estate Investment Trusts	125,776	-	-	125,776
Short-Term Investments	327,415	-	-	327,415
Total	$ 2,763,325	-	-	$ 2,763,325

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,216,581	-	$ 1,216,581
Exchange Traded Funds	154,610	-	-	154,610
Revenue Bond	14,559	-	-	14,559
Short-Term Investments	70,921	-	-	70,921
Total	$ 240,090	$ 1,216,581	-	$ 1,456,671

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,047	-	-	$ 41,047
Exchange Traded Funds	627,442	-	-	627,442
Open-End Funds	1,092,540	-	-	1,092,540
Short-Term Investments	99,170	-	-	99,170
Total	$1,860,199	-	-	$ 1,860,199

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 377,243	-	-	$ 377,243
Exchange Traded Funds	702,985	-	-	702,985
Open-End Funds	1,461,450	-	-	1,461,450
Real Estate Investment Trusts	89,514	-	-	89,514
Short-Term Investments	175,581	-	-	175,581
Total	$ 2,806,773	-	-	$ 2,806,773

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 670,512	-	$ 670,512
Exchange Traded Funds	48,504	-	-	48,504
Short-Term Investments	693,729	-	-	693,729
Total	$ 742,233	$ 670,512	-	$1,412,745

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 119,709	-	-	$ 119,709
Exchange Traded Funds	1,470,316	-	-	1,470,316
Open-End Funds	1,240,025	-	-	1,240,025
Real Estate Investment Trusts	53,277	-	-	53,277
Short-Term Investments	146,139	-	-	146,139
Total	$ 3,029,466	-	-	$ 3,029,466

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the six months ended June 30, 2016.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2013-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the six months ended June 30, 2016, the Adviser earned $11,786, $1,855, $7,957, $11,997, $1,140, and $12,727 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the six months ended June 30, 2016, the Adviser voluntarily waived $1,140 in expenses for the STBF.  As of June 30, 2016, the Fund owed the Adviser for management fees $599, $97, $407, $612, $0, and $657 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the six months ended June 30, 2016, the distribution fees were as follows, $90, $300, $31, $245, $27, and $71 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2016, the Fund owed the $7, $70, $0, $73, $12, and $14 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2016, as follows:

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	201	71,567	1,172	2,326	1,679	3,315
Employees	-	-	-	3,048	-	-
	201	71,567	1,172	5,374	1,679	3,315
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 1,976	$640,529	$16,865	$ 27,976	$ 15,866	$44,485
Employees	-	-	-	$ 36,673	-	-
	$ 1,976	$640,529	$16,865	$ 64,649	$ 15,866	$44,485

Shares Outstanding	149,421	158,226	195,273	251,949	196,991	206,229

Percentage of Ownership (Weisbrod+Employee)	0.13%	45.23%	0.60%	2.13%	0.85%	1.61%

Percentage of Ownership (Weisbrod only)	0.13%	45.23%	0.60%	0.92%	0.85%	1.61%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the six months ended June 30, 2016, were $4,881.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at June 30, 2016, was $2,082,594 representing 206,042 shares outstanding for the ACF, $1,621,529 representing 149,421 shares outstanding for the GBF, $1,658,824 representing 196,726 shares outstanding for the INTF, $1,754,907 representing 195,100 shares outstanding for the LCSF, $1,425,656 representing 158,226 shares outstanding for the STBF, and $2,442,485 representing 251,741 shares outstanding for the SCSF. Transactions in capital shares for the six months ended June 30, 2016 and year ended December 31, 2015 were as follows:

	June 30, 2016
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	2,630	8,565	3,212	1,467	98,613	4,022
Shares issued on Reinvestment of Dividends	-	287	-	-	-	-
Shares Redeemed	(32,881)	(17,549)	(26,215)	(32,147)	(34,867)	(43,532)
Net Increase (Decrease)	(30,251)	(8,697)	(23,003)	(30,680)	63,746	(39,510)

	June 30, 2016
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 33,964	$ 83,833	$ 30,123	$ 20,657	$ 881,290	$ 45,352
Shares issued on Reinvestment of Dividends	-	2,805	-	-	-	-
Shares Redeemed	(435,325)	(170,802)	(247,819)	(453,151)	(311,603)	(509,587)
Net Increase (Decrease)	$(401,361)	$ (84,164)	$(217,696)	$(432,494)	$ 569,687	$(464,235)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

	December 31, 2015
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	19,463	34,747	8,147	16,009	18,507	25,644
Shares issued on Reinvestment of Dividends	2,234	1,287	-	9,980	-	30,029
Shares Redeemed	(22,200)	(46,764)	(16,147)	(25,740)	(69,527)	(31,744)
Net Increase (Decrease)	(503)	(10,730)	(8,000)	249	(51,020)	23,929

	December 31, 2015
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 265,045	$ 342,969	$ 82,511	$ 240,818	$ 165,539	$ 351,033
Shares issued on Reinvestment of Dividends	29,888	12,563	-	139,614	-	351,636
Shares Redeemed	(315,933)	(455,971)	(168,179)	(388,373)	(620,772)	(445,754)
Net Increase (Decrease)	$ (21,000)	$(100,439)	$ (85,668)	$ (7,941)	$(455,233)	$ 256,915

Note 5. Investment Transactions

For the six months ended June 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $399,038 and $1,063,155 for the ACF, $100,075 and $175,063 for the GBF, $162,241 and $474,897 for the INTF, $150,762 and $734,157 for the LCSF, $40,030 and $150,000 for the STBF, and $90,329 and $668,215 for the SCSF, respectively.

Note 6. Tax Matters

At June 30, 2016, the tax cost basis for investments held were as follows: $2,084,961 for the ACF, $1,470,802 for the GBF, $1,563,920 for the INTF, $1,749,236 for the LCSF, $1,410,726 for the STBF, and $2,374,924 for the SCSF, respectively.

At June 30, 2016, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$736,569	$(58,205)	$678,364

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$22,146	$(36,277)	$(14,131)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$335,323	$(39,044)	$296,279

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,070,134	$(12,597)	$1,057,537

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$2,478	$(459)	$2,019

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$750,693	$(96,151)	$654,542

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (15,410)
Undistributed capital gain	18,776
Unrealized appreciation on investments	658,777

GBF	Value
Undistributed ordinary loss	$ (71)
Undistributed capital loss	(140,697)
Unrealized depreciation on investments	(46,576)

INTF	Value
Undistributed ordinary loss	$ (5,909)
Undistributed capital loss	(35,552)
Unrealized appreciation on investments	279,586

LCSF	Value
Undistributed ordinary loss	$ (25,887)
Undistributed capital loss	(3,875)
Unrealized appreciation on investments	974,426

STBF	Value
Undistributed ordinary loss	$ (290)
Undistributed capital loss	(10,827)
Unrealized depreciation on investments	(3,103)

SCSF	Value
Undistributed ordinary loss	$ (33,372)
Undistributed capital loss	(5,271)
Unrealized appreciation on investments	509,737

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the six months ended June 30, 2016 and year ended December 31, 2015 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
June 30, 2016

Ordinary Distribution	$ -	$ 2,829	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ -	$ -	$ -	$ -	$ -	$ -

December 31, 2015

Ordinary Distribution	$ -	$ 12,657	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 30,237	$ -	$ -	$ 140,346	$ -	$ 353,278

As of December 31, 2015, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2016	-	88,088	-	-	-	-
2017	-	55,195	-	-	10,831	-
2018	-	-	-	-	-	-
No Expiration	-	-	-	-	-	-
	$ -	$143,283	$ -	$ -	$10,831	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,002.99	$11.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.33	$11.61

* Expenses are equal to the Fund's annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

General Bond

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,024.87	$10.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.22	$10.72

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$979.27	$11.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.38	$11.56

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,055.04	$11.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.48	$11.46

* Expenses are equal to the Fund's annualized expense ratio of 2.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,004.49	$7.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.21	$7.72

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,027.33	$11.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.58	$11.36

* Expenses are equal to the Fund's annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

JUNE 30, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 64	Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 78	Trustee	Continuous, 16 yrs.	1 Series Trust (6 Funds)	Advertising/ Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 67	Secretary/Trustee	Continuous, 20 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS

JUNE 30, 2016 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 66	Indeterminate / 20 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 20 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 78	Indeterminate / 16 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 64	Indeterminate / 15 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2016.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

JUNE 30, 2016 (UNAUDITED)

  Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

There were no waivers to the Code of Ethics granted during the period.

The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: August 30, 2016

The STAAR Investment Trust

(Registrant)

Date: August 30, 2016